Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,856,717
Financial assets, ending balance	2,948,360	$ 2,856,717
Gross carrying amount
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	2,432,751
Allowance for ECL
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(5,469)
Increase (decrease) in financial assets	(5,700)	(6,400)
Personal lending | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
transfers from stage 1 to stage 2	1,910
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	660,023	718,899
Net new and further lending/repayments	28,529	30,950
Assets written off	(1,326)	(1,212)
Foreign exchange and others	18,412	(88,614)
Financial assets, ending balance	705,638	660,023
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	359,944
Net new and further lending/repayments	10,757
Assets written off	(53)
Foreign exchange and others	10,887
Financial assets, ending balance	381,535	359,944
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	147,619
Net new and further lending/repayments	13,839
Assets written off	(571)
Foreign exchange and others	(598)
Financial assets, ending balance	160,289	147,619
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	152,460
Net new and further lending/repayments	3,933
Assets written off	(702)
Foreign exchange and others	8,123
Financial assets, ending balance	163,814	152,460
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	(2,000)	(49,600)
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Retail banking operations in France
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	7,800
Personal lending | Gross carrying amount | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		(7,200)
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	603,321	695,627
Transfers of financial instruments:	(2,144)	(40,836)
transfers from stage 1 to stage 2	57,217	68,016
transfers from stage 2 to stage 1	55,307	27,359
– transfers to stage 3	(542)	(561)
Transfers out	308	382
Net new and further lending/repayments	34,411	30,637
Foreign exchange and others	15,235	(82,107)
Financial assets, ending balance	650,823	603,321
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	317,666
Transfers of financial instruments:	(1,182)
transfers from stage 1 to stage 2	41,207
transfers from stage 2 to stage 1	40,164
– transfers to stage 3	(354)
Transfers out	215
Net new and further lending/repayments	15,447
Foreign exchange and others	8,833
Financial assets, ending balance	340,764	317,666
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	140,519
Transfers of financial instruments:	199
transfers from stage 1 to stage 2	7,855
transfers from stage 2 to stage 1	8,124
– transfers to stage 3	(82)
Transfers out	12
Net new and further lending/repayments	13,206
Foreign exchange and others	(632)
Financial assets, ending balance	153,292	140,519
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	145,136
Transfers of financial instruments:	(1,161)
transfers from stage 1 to stage 2	8,155
transfers from stage 2 to stage 1	7,019
– transfers to stage 3	(106)
Transfers out	81
Net new and further lending/repayments	5,758
Foreign exchange and others	7,034
Financial assets, ending balance	156,767	145,136
Personal lending | Gross carrying amount | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Europe
Increase (decrease) in financial assets [abstract]
Transfers of financial instruments:	1,550
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	52,563	18,161
Transfers of financial instruments:	39	39,489
transfers from stage 1 to stage 2	57,217	68,016
transfers from stage 2 to stage 1	55,307	27,359
– transfers to stage 3	(2,345)	(1,983)
Transfers out	474	815
Net new and further lending/repayments	(4,713)	459
Foreign exchange and others	3,066	(5,546)
Financial assets, ending balance	50,955	52,563
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	40,048
Transfers of financial instruments:	421
transfers from stage 1 to stage 2	41,207
transfers from stage 2 to stage 1	40,164
– transfers to stage 3	(958)
Transfers out	336
Net new and further lending/repayments	(3,939)
Foreign exchange and others	1,983
Financial assets, ending balance	38,513	40,048
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	6,747
Transfers of financial instruments:	(848)
transfers from stage 1 to stage 2	7,855
transfers from stage 2 to stage 1	8,124
– transfers to stage 3	(621)
Transfers out	42
Net new and further lending/repayments	621
Foreign exchange and others	27
Financial assets, ending balance	6,547	6,747
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,768
Transfers of financial instruments:	466
transfers from stage 1 to stage 2	8,155
transfers from stage 2 to stage 1	7,019
– transfers to stage 3	(766)
Transfers out	96
Net new and further lending/repayments	(1,395)
Foreign exchange and others	1,056
Financial assets, ending balance	5,895	5,768
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	4,139	5,111
Transfers of financial instruments:	2,105	1,347
– transfers to stage 3	(2,887)	(2,544)
Transfers out	782	1,197
Net new and further lending/repayments	(1,169)	(146)
Assets written off	(1,326)	(1,212)
Foreign exchange and others	111	(961)
Financial assets, ending balance	3,860	4,139
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,230
Transfers of financial instruments:	761
– transfers to stage 3	(1,312)
Transfers out	551
Net new and further lending/repayments	(751)
Assets written off	(53)
Foreign exchange and others	71
Financial assets, ending balance	2,258	2,230
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	353
Transfers of financial instruments:	649
– transfers to stage 3	(703)
Transfers out	54
Net new and further lending/repayments	12
Assets written off	(571)
Foreign exchange and others	7
Financial assets, ending balance	450	353
Personal lending | Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	1,556
Transfers of financial instruments:	695
– transfers to stage 3	(872)
Transfers out	177
Net new and further lending/repayments	(430)
Assets written off	(702)
Foreign exchange and others	33
Financial assets, ending balance	1,152	1,556
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2,897)	(3,138)
Net remeasurement of ECL arising from transfer of stage	(195)	(169)
Net new and further lending/repayments	447	308
Changes to risk parameters – credit quality	(1,492)	(1,417)
Changes to models used for ECL calculation	15	(84)
Assets written off	1,326	1,212
Foreign exchange and others	(96)	391
Financial assets, ending balance	(2,892)	(2,897)
ECL income statement change for the period	(1,225)	(1,362)
Recoveries	226	283
Others	8	(3)
Total ECL income statement change for the period	991	1,082
Increase (decrease) in financial assets	5
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(575)
Net remeasurement of ECL arising from transfer of stage	(74)
Net new and further lending/repayments	341
Changes to risk parameters – credit quality	(320)
Changes to models used for ECL calculation	26
Assets written off	53
Foreign exchange and others	(26)
Financial assets, ending balance	(575)	(575)
ECL income statement change for the period	(27)
Recoveries	10
Others	13
Total ECL income statement change for the period	4
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,181)
Net remeasurement of ECL arising from transfer of stage	(121)
Net new and further lending/repayments	155
Changes to risk parameters – credit quality	(500)
Changes to models used for ECL calculation	7
Assets written off	571
Foreign exchange and others	(26)
Financial assets, ending balance	(1,095)	(1,181)
ECL income statement change for the period	(459)
Recoveries	108
Others	(200)
Total ECL income statement change for the period	551
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,141)
Net new and further lending/repayments	(49)
Changes to risk parameters – credit quality	(672)
Changes to models used for ECL calculation	(18)
Assets written off	702
Foreign exchange and others	(44)
Financial assets, ending balance	(1,222)	(1,141)
ECL income statement change for the period	(739)
Recoveries	108
Others	195
Total ECL income statement change for the period	436
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	20	221
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Retail banking operations in France
Increase (decrease) in financial assets [abstract]
Foreign exchange and others	11
Personal lending | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees | Assets held for sale | Other personal lending
Increase (decrease) in financial assets [abstract]
Foreign exchange and others		10
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(587)	(692)
Transfers of financial instruments:	(619)	(496)
transfers from stage 1 to stage 2	(270)	(268)
transfers from stage 2 to stage 1	(862)	(730)
– transfers to stage 3	3	2
Transfers out	(30)	(36)
Net remeasurement of ECL arising from transfer of stage	563	495
Net new and further lending/repayments	(47)	(17)
Changes to risk parameters – credit quality	104	82
Changes to models used for ECL calculation	(13)	(2)
Foreign exchange and others	(3)	43
Financial assets, ending balance	(602)	(587)
ECL income statement change for the period	607	558
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(74)
Transfers of financial instruments:	(109)
transfers from stage 1 to stage 2	(28)
transfers from stage 2 to stage 1	(117)
– transfers to stage 3	1
Transfers out	(21)
Net remeasurement of ECL arising from transfer of stage	72
Net new and further lending/repayments	(3)
Changes to risk parameters – credit quality	16
Changes to models used for ECL calculation	(2)
Foreign exchange and others	(9)
Financial assets, ending balance	(109)	(74)
ECL income statement change for the period	83
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(244)
Transfers of financial instruments:	(292)
transfers from stage 1 to stage 2	(102)
transfers from stage 2 to stage 1	(391)
– transfers to stage 3	1
Transfers out	(4)
Net remeasurement of ECL arising from transfer of stage	185
Net new and further lending/repayments	27
Changes to risk parameters – credit quality	82
Changes to models used for ECL calculation	(9)
Foreign exchange and others	(2)
Financial assets, ending balance	(253)	(244)
ECL income statement change for the period	285
Personal lending | Allowance for ECL | – stage 1 | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(269)
Transfers of financial instruments:	(218)
transfers from stage 1 to stage 2	(140)
transfers from stage 2 to stage 1	(354)
– transfers to stage 3	1
Transfers out	(5)
Net remeasurement of ECL arising from transfer of stage	306
Net new and further lending/repayments	(71)
Changes to risk parameters – credit quality	6
Changes to models used for ECL calculation	(2)
Foreign exchange and others	8
Financial assets, ending balance	(240)	(269)
ECL income statement change for the period	239
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,505)	(1,220)
Transfers of financial instruments:	1,087	674
transfers from stage 1 to stage 2	(270)	(268)
transfers from stage 2 to stage 1	(862)	(730)
– transfers to stage 3	614	361
Transfers out	(119)	(149)
Net remeasurement of ECL arising from transfer of stage	(679)	(579)
Net new and further lending/repayments	350	234
Changes to risk parameters – credit quality	(641)	(676)
Changes to models used for ECL calculation	21	(95)
Foreign exchange and others	(67)	157
Financial assets, ending balance	(1,434)	(1,505)
ECL income statement change for the period	(949)	(1,116)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(231)
Transfers of financial instruments:	138
transfers from stage 1 to stage 2	(28)
transfers from stage 2 to stage 1	(117)
– transfers to stage 3	100
Transfers out	(51)
Net remeasurement of ECL arising from transfer of stage	(79)
Net new and further lending/repayments	22
Changes to risk parameters – credit quality	(67)
Changes to models used for ECL calculation	28
Foreign exchange and others	(13)
Financial assets, ending balance	(202)	(231)
ECL income statement change for the period	(96)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(777)
Transfers of financial instruments:	496
transfers from stage 1 to stage 2	(102)
transfers from stage 2 to stage 1	(391)
– transfers to stage 3	227
Transfers out	(20)
Net remeasurement of ECL arising from transfer of stage	(301)
Net new and further lending/repayments	169
Changes to risk parameters – credit quality	(281)
Changes to models used for ECL calculation	15
Foreign exchange and others	(19)
Financial assets, ending balance	(698)	(777)
ECL income statement change for the period	(398)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(497)
Transfers of financial instruments:	453
transfers from stage 1 to stage 2	(140)
transfers from stage 2 to stage 1	(354)
– transfers to stage 3	287
Transfers out	(48)
Net remeasurement of ECL arising from transfer of stage	(299)
Net new and further lending/repayments	159
Changes to risk parameters – credit quality	(293)
Changes to models used for ECL calculation	(22)
Foreign exchange and others	(35)
Financial assets, ending balance	(534)	(497)
ECL income statement change for the period	(455)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(805)	(1,226)
Transfers of financial instruments:	(468)	(178)
– transfers to stage 3	617	363
Transfers out	(149)	(185)
Net remeasurement of ECL arising from transfer of stage	(79)	(85)
Net new and further lending/repayments	144	91
Changes to risk parameters – credit quality	(955)	(823)
Changes to models used for ECL calculation	7	13
Assets written off	1,326	1,212
Foreign exchange and others	(26)	191
Financial assets, ending balance	(856)	(805)
ECL income statement change for the period	(883)	(804)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | First lien residential mortgages
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(270)
Transfers of financial instruments:	(29)
– transfers to stage 3	101
Transfers out	(72)
Net remeasurement of ECL arising from transfer of stage	(67)
Net new and further lending/repayments	322
Changes to risk parameters – credit quality	(269)
Changes to models used for ECL calculation	0
Assets written off	53
Foreign exchange and others	(4)
Financial assets, ending balance	(264)	(270)
ECL income statement change for the period	(14)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Credit cards
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(160)
Transfers of financial instruments:	(204)
– transfers to stage 3	228
Transfers out	(24)
Net remeasurement of ECL arising from transfer of stage	(5)
Net new and further lending/repayments	(41)
Changes to risk parameters – credit quality	(301)
Changes to models used for ECL calculation	1
Assets written off	571
Foreign exchange and others	(5)
Financial assets, ending balance	(144)	(160)
ECL income statement change for the period	(346)
Personal lending | Allowance for ECL | Lifetime expected credit losses | Financial instruments credit-impaired | Loans and advances to customers, including loan commitments and financial guarantees | Other personal lending
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(375)
Transfers of financial instruments:	(235)
– transfers to stage 3	288
Transfers out	(53)
Net remeasurement of ECL arising from transfer of stage	(7)
Net new and further lending/repayments	(137)
Changes to risk parameters – credit quality	(385)
Changes to models used for ECL calculation	6
Assets written off	702
Foreign exchange and others	(17)
Financial assets, ending balance	(448)	$ (375)
ECL income statement change for the period	$ (523)